Derivative Liabilities (Details Narrative)	11 Months Ended
	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of convertible notes payable | shares	2,940,537
Conversion price	$ 1.58835
Change in fair value of derivative liabilities | $	$ 186,401
Percentage of qualified offering occurring		85.00%
Percentage of change of control occuring		0.00%
Measurement Input, Discount Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Discount rate		25
Common Stock Payable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value price percentage	80.00%
Fair value per share	$ 1.98542
Fair value consideration redemption	5,838,209